USA Mutuals Navigator Fund
Portfolio of Investments
December 31, 2020 (Unaudited)

SHORT-TERM INVESTMENTS - 21.9%	Maturity Date	Yield (b)	Principal Amount/Shares	Value
U.S. Treasury Bills - 19.3%
United States Treasury Bill	01/28/21	0.12%	$7,000,000	$6,999,778
United States Treasury Bill	04/29/21	0.09%	1,500,000	1,499,641
Total U.S. Treasury Bills (Cost $8,498,928)				8,499,419

Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 0.04% (a)			1,124,674	1,124,674
Total Money Market Funds (Cost $1,124,674)				1,124,674
Total Short-Term Investments (Cost $9,623,602)
Total Investments (Cost $9,623,602) - 21.9%				9,624,093
Other Assets in Excess of Liabilities - 78.1%				34,312,352
TOTAL NET ASSETS - 100.0%				$43,936,445

(a)	Annualized seven-day yield as of the date of this report.
(b)	Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices or similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $1,124,674 were categorized as Level 1, while the Fund's investments in U.S. Treasury Bills, with a total market value of $8,499,419, were categorized as Level 2.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.